Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (36.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	3,181,936	131,319
Vanguard Extended Market Index Admiral Shares	299,800	26,247
		157,566
International Stock Fund (23.8%)
Vanguard Total International Stock Market Index Fund Admiral Shares	3,727,662	103,927

U.S. Bond Fund (28.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	10,536,250	121,905

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Admiral Shares	2,348,057	52,338
Total Investment Companies (Cost $419,530)		435,736
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.554% (Cost $—)	4	—
Total Investments (99.9%) (Cost $419,530)		435,736
Other Assets and Liabilities-Net (0.1%)		496
Net Assets (100%)		436,232
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2019, 100% of the market value of the portfolio's investments was determined based on
Level 1 inputs.

Moderate Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity
Fund	69	NA1	NA1	—	—	1	—	—
Vanguard Extended Market
Index Fund	23,496	654	1,593	506	3,184	71	—	26,247
Vanguard Total
International Bond Index
Fund	48,154	2,850	—	—	1,334	136	—	52,338
Vanguard Total
International Stock Index
Fund	97,249	5,169	8,002	797	8,714	317	—	103,927
Vanguard Variable
Insurance Fund—Equity
Index Portfolio	121,281	11,972	12,135	2,772	7,429	2,493	3,264	131,319
Vanguard Variable
Insurance Fund—Total
Bond Market Index
Portfolio	109,660	17,576	5,622	139	152	3,244	—	121,905
Total	399,909	38,221	27,352	4,214	20,813	6,262	3,264	435,736
1 Not applicable—purchases and sales are for temporary cash investment purposes .